Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	5,524.00
Total Offset Amount	$ 2,624.07
Narrative Disclosure	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrant's registration statement on Form S-3 filed by the Registrant on August 11, 2026 in accordance with Rules 456(b) and 457(r) under the Securities Act.
Net Fee	$ 2,899.93
Narrative - Max Aggregate Offering Price	$ 40,000,000.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true